Exceptional Items - Summary of Exceptional Items by Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of exceptional items [line items]
Exceptional items gross	$ (1,060)	$ (650)	$ (763)
Exceptional items tax	242	(2,320)	(243)
Exceptional items net	(818)	(2,970)	(1,006)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(1,060)	(650)	(381)
Exceptional items tax	0	0	0
Exceptional items net	(1,060)	(650)	(381)
Global taxation matters [member]
Disclosure of exceptional items [line items]
Exceptional items tax	242
Exceptional items net	242
US tax reform [member]
Disclosure of exceptional items [line items]
Exceptional items tax		(2,320)
Exceptional items net		(2,320)
Escondida industrial action [member]
Disclosure of exceptional items [line items]
Exceptional items gross			(546)
Exceptional items tax			179
Exceptional items net			(367)
Cancellation of the Caroona exploration licence [member]
Disclosure of exceptional items [line items]
Exceptional items gross			164
Exceptional items tax			(49)
Exceptional items net			115
Withholding tax on Chilean dividends [member]
Disclosure of exceptional items [line items]
Exceptional items tax			(373)
Exceptional items net			(373)
Non-controlling interests [member]
Disclosure of exceptional items [line items]
Exceptional items gross			(232)
Exceptional items tax			68
Exceptional items net			(164)
Attributable to BHP shareholders [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(1,060)	(650)	(531)
Exceptional items tax	242	(2,320)	(311)
Exceptional items net	$ (818)	$ (2,970)	$ (842)